Condensed Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (23,622)	$ (22,030)	$ (43,505)	$ (41,850)
Adjustments to reconcile net loss to net cash used in operating activities:
Accounts payable and accrued expenses	6,400			(3,267)
Net cash used in operating activities	(17,222)	(22,030)	(43,505)	(45,117)
Cash flows from financing activities:
Repayments of stockholder advances				(518)
Proceeds from note payable - stockholder	22,500	22,500	45,000	47,500
Net cash provided by financing activities	22,500	22,500	45,000	46,982
Net change in cash	5,278	470	1,495	1,865
Cash - beginning of period	3,923	2,428	2,428	563
Cash - end of period	$ 9,201	$ 2,898	$ 3,923	$ 2,428